Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 13, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY GLOBAL STRATEGIST FUND
Central Index Key	dei_EntityCentralIndexKey	0000837529
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 13, 2011
Prospectus Date	rr_ProspectusDate	Nov 30, 2010

Morgan Stanley Global Strategist Fund (Prospectus Summary): | Morgan Stanley Global Strategist Fund
MORGAN STANLEY GLOBAL STRATEGIST FUND

Morgan Stanley

June 13, 2011

Supplement

SUPPLEMENT DATED JUNE 13, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL STRATEGIST FUND
Dated November 30, 2010

The following disclosure is hereby added as the second sentence of the third paragraph in the section of the Prospectus titled "Fund Summary���Principal Investment Strategies":

The Fund may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Fund Summary���Principal Risks":

���   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SRTSPT1 6/11

The following disclosure is hereby added as the second sentence of the third paragraph in the section of the Prospectus titled "Fund Summary���Principal Investment Strategies":
The Fund may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Fund Summary���Principal Risks":

���   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 30, 2010
Morgan Stanley Global Strategist Fund (Prospectus Summary): | Morgan Stanley Global Strategist Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY GLOBAL STRATEGIST FUND
Supplement Text	ck0000837529_SupplementTextBlock

Morgan Stanley

June 13, 2011

Supplement

SUPPLEMENT DATED JUNE 13, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL STRATEGIST FUND
Dated November 30, 2010

The following disclosure is hereby added as the second sentence of the third paragraph in the section of the Prospectus titled "Fund Summary���Principal Investment Strategies":

The Fund may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Fund Summary���Principal Risks":

���   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SRTSPT1 6/11

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the second sentence of the third paragraph in the section of the Prospectus titled "Fund Summary���Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Fund Summary���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Morgan Stanley Global Strategist Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTAX
Morgan Stanley Global Strategist Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTBX
Morgan Stanley Global Strategist Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTCX
Morgan Stanley Global Strategist Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTDX